Proposed Offering	Jan. 24, 2020
Proposed Offering
Proposed Offering

3.  Proposed Offering

Public Units

Pursuant to the Proposed Offering, the Company will offer for sale up to 60,000,000 units at a price of $10.00 per unit (the “Units”). Each Unit consists of one of the Company’s shares of Class A common stock,

$0.0001 par value and one-fourth of one redeemable warrant (the “Warrants”). Each whole Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share. Each Warrant will become exercisable on the later of 30 days after the completion of our initial business combination and 12 months from the closing of the Proposed Offering. The exercise price and number of shares of Class A common stock issuable upon exercise of the Warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation. However, if the Company does not complete its initial Business Combination on or prior to the 24‑month period allotted to complete the Business Combination, the Warrants will expire at the end of such period. If the Company is unable to deliver registered common stock to the holder upon exercise of Warrants issued in connection with the 60,000,000 public units during the exercise period, there will be no net cash settlement of these Warrants and the Warrants will expire worthless, unless they may be exercised on a cashless basis in the circumstances described in the warrant agreement.

The Company expects to grant the underwriters a 45‑day option to purchase up to 9,000,000 additional Units to cover any over-allotment, at the initial public offering price less the underwriting discounts and commissions. The warrants that would be issued in connection with the 9,000,000 over-allotment Units are identical to the public warrants and have no net cash settlement provisions.

The Company will pay an underwriting discount of 2.0% per Unit at the closing of the Proposed Offering, with an additional fee of 3.5% per Unit payable upon the Company’s completion of an Initial Business Combination. The deferred portion of the discount will become payable to the underwriters from the amounts held in the Trust Account solely in the event the Company completes its initial Business Combination.